Trade and other receivables - Summary of trade and other current receivables (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	₽ 52,462	₽ 32,858
Taxes receivable	2,647	2
Other receivables	2,799	7,858
Total trade and other receivables	₽ 57,908	₽ 40,718	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.